10. Transactions with related parties (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Engine maintenance funding	R$ 372,511	R$ 201,170
Engine maintenance expenses	403,195	210,220
Deferred revenue current	20,557	22,430
Deferred revenue non-current	3,426	26,169
Gol Linhas Aereas S.A. ("GLA") [Member]
Disclosure of transactions between related parties [line items]
Total transportation and consulting services expense	8,583	13,013	R$ 16,106
Related parties balance payable	R$ 769	R$ 800